As filed with the Securities and Exchange Commission on October 31, 2005.

                                                               File No. 33-79742
                                                                        811-8546
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

                         Pre-Effective Amendment No.                         [ ]
                       Post-Effective Amendment No. 18                       [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                              AMENDMENT NO. 19                               [X]

                            THE BRAMWELL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                   745 Fifth Avenue, New York, New York 10151
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code:        (212) 308 0505

                              Elizabeth R. Bramwell
                            The Bramwell Funds, Inc.
                   745 Fifth Avenue, New York, New York 10151
               (Name and address of agent for service of process)
 It is proposed that this filing will become effective (check appropriate box)


                   immediately upon filing pursuant to paragraph (b)
------------


     X             on November 1, 2005 pursuant to paragraph (b)
------------


                   60 days after filing pursuant to paragraph (a)
------------


                   on (date) pursuant to paragraph (a) of Rule 485
------------


                   75 days after filing pursuant to paragraph (a)(2)of Rule 485
------------


                   on (date) pursuant to paragraph (a)(2) of Rule 485.
------------

Prospectus
November 1, 2005


                                 Bramwell Funds
                                     [LOGO]




                                 Bramwell Growth

                                      BRGRX

                         For Investors Seeking Primarily
                          Long-Term Capital Growth and
                           Secondarily Current Income

                               Bramwell Focus Fund

                                      BRFOX

                         For Investors Seeking Long-Term
                              Capital Appreciation



                                     No-Load

                            The Bramwell Funds, Inc.

                           Elizabeth R. Bramwell, CFA
                     President and Chief Investment Officer






The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                           HOW TO USE THIS PROSPECTUS

This Prospectus is designed to help you make an informed decision about investing in the Bramwell Growth Fund or the Bramwell Focus Fund. When both funds are discussed together, they will be referred to as the "Funds," and when discussed individually, the "Fund." The investment adviser for both of the Funds is Bramwell Capital Management, Inc.

The Prospectus has four main sections each covering different topics.

                                      [1]
                                    THE FUNDS
covers such topics as the Funds' investment goals, principal strategies, investment selection process, principal risks, performance history and fees and expenses.


                                      [2]
                             MANAGEMENT OF THE FUNDS
discusses the background and experience of the directors of the Funds and the people and entities who are mainly responsible for the day-to-day operation of the Funds.


                                      [3]
                           HOW TO BUY AND SELL SHARES
covers the investment options available to you should you decide to invest in the Funds as well as how to set up your account.


                                      [4]
                              FINANCIAL HIGHLIGHTS
provides you with additional performance data and financial information.

TABLE OF CONTENTS

THE FUNDS                                                               4

   Goals of Each Fund                                                   4
   Principal Strategies of the Funds                                    4
   Investment Selection Process                                         4
   Principal Risks                                                      5
   Performance History                                                  7
   Fees and Expenses                                                    8

MANAGEMENT OF THE FUNDS                                                10

   Investment Adviser                                                  10
   Portfolio Manager                                                   10
   Board of Directors                                                  12

HOW TO BUY AND SELL SHARES                                             13

   Net Asset Value                                                     13
   Customer Identification and Verification                            13
   How to Open and Add to Your Account                                 14
   Additional Purchase Information                                     16
   How to Sell Your Shares                                             16
   Telephone and Wire Transactions                                     18
   Signature Guarantees                                                19
   Financial Service Agents                                            19
   Exchange Privileges                                                 20
   How to Exchange Your Shares                                         20
   Retirement Plans                                                    21
   Education Plans                                                     21
   Automatic Investment Plans                                          21
   Shareholder Communications                                          22
   Privacy Policy                                                      22
   Dividends and Distributions                                         23
   Taxes                                                               23
   Portfolio Holdings Information                                      25


FINANCIAL HIGHLIGHTS                                                   25

BRAMWELL FUNDS [LOGO]
                                    THE FUNDS

GOALS OF EACH FUND
The BRAMWELL GROWTH FUND seeks primarily long-term capital growth and secondarily current income.

The BRAMWELL FOCUS FUND seeks long-term capital appreciation.

PRINCIPAL STRATEGIES
OF THE FUNDS

The BRAMWELL GROWTH FUND is a diversified fund that invests primarily in a broad range of common stocks of companies that the adviser believes have above-average growth potential.

Diversified Funds

o    Invest in a broad number of securities.

o Cannot invest, with respect to 75% of their assets, more than 5% of their assets in the securities of any one issuer.

o    Are less dependent on the performance of any single investment choice.

The BRAMWELL FOCUS FUND is a non-diversified fund with a concentrated portfolio, normally comprised of 20 to 30 securities, that invests primarily in common stocks of companies that the adviser believes have above-average growth potential.

Non-Diversified Funds

o    Invest in a limited number of securities.

o Cannot invest, with respect to 50% of their assets, more than 5% of their assets in the securities of any one issuer.

o    Have a higher risk profile in that the price movement of a single stock may
     have  a  greater   positive  or  negative   effect  on  overall   portfolio
     performance.

Neither type of fund may invest more than 25% of its total assets in a single issuer (other than securities issued by the U.S. government) and neither type of fund may own more than 10% of the outstanding voting shares of any one issuer.


                                ----------------

INVESTMENT SELECTION PROCESS

The Funds' adviser, Bramwell Capital Manage ment, Inc. ("BramCap") attempts to identify companies that are expected to grow as a result of the potential long-term return from their investment in research, development, capital spending and market expansion. The potential return on invest ment may not be reflected in a one-year period in the equity market. In addition, BramCap looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to that of the market as a whole. To provide BramCap more flexibility in the selection of potential investments, the Board of Directors of the Funds may modify each Fund's investment objectives without shareholder approval.

When selecting investments for the Funds, BramCap utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest and tax rates, currency and political climate. In bottom-up analysis,

PROSPECTUS

                                                           BRAMWELL FUNDS [LOGO]

focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth.

To the extent current income is a secondary investment objective of the Bramwell Growth Fund, BramCap also analyzes a company's dividend paying characteristics when selecting investments for that Fund.

Fundamental research supports investment decisions. Information sources include corporate financial reports and press releases, company presentations, meetings with manage ment, general economic and industry data supplied by government agencies and trade associations, and research reports provided by Wall Street analysts.

BramCap then synthesizes and analyzes information gathered from fundamental research to develop financial and valuation models for each individual company in order to project future sales and earnings growth potential and relative valuations and to facilitate informed investment decisions.

BramCap sells investments when the valuation of the underlying company relative to its future growth rate appears to have become excessive, or the fundamentals of a company are perceived to be deteriorat - ing, or more attractive alternative investments surface.

Core Investments

Both Funds invest primarily in common stocks of companies headquartered in the United States. Both Funds may also invest up to 25% of their assets, measured at the time of investment, in equities of foreign issuers.

Risk Management

Both Funds may hold cash or cash equivalents and invest without limit in U.S. government obligations when adverse economic or market conditions exist, in the event of exceptional redemption requests or when BramCap determines that a temporary defensive position is advisable. Under these circumstances, the Funds may not achieve their investment goals.

Although not anticipated to be widely used, the Funds may also use for risk or portfolio management purposes various techniques and hedging instruments to increase or decrease their exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of the Funds' portfolios. These techniques and instruments include, but are not limited to, options on securities and securities indices, futures, foreign currency contracts, repurchase agreements, short sales and securities lending. Please see the Statement of Additional Information for a complete description of the investment policies and restrictions of each Fund.

PRINCIPAL RISKS

General Risks

Investment in any mutual fund has inherent risks. The Funds are subject to the same general risks as all mutual funds. Both Funds will invest primarily in the common stocks of various companies, subjecting the Funds, and you as a shareholder, to the risks

                                                                     PROSPECTUS

BRAMWELL FUNDS [LOGO]

of common stock investing. While both Funds are best suited for investors seeking long-term performance, the Focus Fund should be regarded as more aggressive in that the price movement of a single stock may have a greater positive or negative effect on overall portfolio performance. The Funds are not intended either by themselves or together to constitute a balanced investment program. There is no assurance that the investment objectives of the Funds will be realized or that a Fund's portfolio will not decline in value. You may lose money by investing in the Funds. You should consider your own risk tolerance, investment goals and investment timeline before committing money to an investment in any mutual fund. Signi?cant factors that can affect the Funds' performance are:

Market Risk

Economic conditions change and stock markets are volatile. Political and economic factors such as changes in inflation and interest rates, currency fluctuations, political climate and taxes may have a negative impact on the performance of the Funds.

Individual Company Risk

Changes in factors specific to a particular company, such as its competitive position, quality of management or demand for its products and services, may also have a negative impact on the performance of the Funds.

Foreign Investing Risk

Both Funds may invest up to 25% of their assets, measured at the time of investment, in foreign equities. Foreign investments may be riskier than U.S. investments because of factors such as unstable inter national political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, immature economic structures, unfamiliar legal systems and a lack of government regulation.

Hedging Risk

Investing for hedging purposes may result in certain transaction costs which may reduce a Fund's performance. In addition, no assurances can be given that each hedge will be perfectly correlated with the security or currency that it is being hedged against.

Non-Diversified Portfolio Risk

The Focus Fund is a non-diversified fund, meaning that it may hold fewer securities than a diversified portfolio. This increases the risk that the value of the FOCUS FUND could be affected to a greater degree by the overperformance or underperformance of any single investment choice.

PROSPECTUS

                                                           BRAMWELL FUNDS [LOGO]

PERFORMANCE HISTORY

The bar charts and tables that follow are intended to indicate the risks of investing in the Funds as well as their relative performance.

The following bar chart shows the GROWTH FUND'S calendar year total returns for each full year since its inception, August 1, 1994, together with the best and worst quarters during that period. The bar chart is intended to indicate the risks of investing in the Fund by showing the difference in the Fund's investment returns from one year to the next.

GROWTH FUND
[CHART]

95.......................32.55%
96.......................12.82
97.......................33.67
98.......................34.50
99.......................25.66
00.......................(2.44)
01......................(16.24)
02......................(20.18)
03.......................20.43
04........................4.37

BEST QUARTER      WORST QUARTER
(12/31/98)        (9/30/01)
22.70%            (16.26)%


The following table shows the relative performance of the Growth Fund by comparing the Fund's average annual total returns to that of the S&P 500(R) Index, for periods ended December 31, 2004. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.


Average Annualized
Total Returns for
the Period Ended                        One          Five          Since
12/31/04                                Year         Years         Inception(1)
--------------------------------------------------------------------------------
Growth Fund

Return before taxes                    4.37%       (3.89)%          10.55%

Return after taxes
   on distributions(2)                 4.08%       (4.53)%           9.74%

Return after taxes on
   distributions and
   sale of Fund shares(2)              3.21%       (3.38)%           9.18%

S&P 500(R) Index(3)(4)                10.88%       (2.30)%          11.73%
--------------------------------------------------------------------------------

(1)  Calculated from August 1, 1994.

(2) The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The S&P 500(R) Index is a widely recognized unmanaged index of common stock prices.

(4)  Reflects no deductions for fees, expenses or taxes.

The GROWTH FUND'S total return for the
period from January 1, 2005 through September 30, 2005 was 2.77% versus an increase of 2.77% for the S&P 500(R) Index.

The following bar chart shows the FOCUS FUND'S total return for each calendar year since its inception, November 1, 1999, together with the best and worst quarters during that period. The bar chart is intended to indicate the risks of investing in the Fund

                                                                     PROSPECTUS

BRAMWELL FUNDS [LOGO]

by showing the difference in the Fund's investment returns from one year to the next.

FOCUS FUND
[CHART]


00.......................(4.44)%
01......................(18.29)
02......................(17.41)
03.......................20.55
04........................6.95

BEST QUARTER      WORST QUARTER
(12/31/01)        (9/30/01)
14.20%            (18.10)%



The following table shows the relative performance of the FOCUS FUND by comparing the Fund's average annual total returns to that of the S&P 500(R) Index for periods ended December 31, 2004. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Average Annualized
Total Returns for
the Period Ended                         One          Five         Since
12/31/04                                Year         Years         Inception(1)
--------------------------------------------------------------------------------
Focus Fund

Return before taxes                    6.95%       (3.62)%            (0.14)%

Return after taxes
   on distributions(2)                 6.95%       (3.68)%            (0.20)%

Return after taxes on
   distributions and
   sale of Fund shares(2)              4.52%       (3.08)%            (0.15)%

S&P 500(R) Index(3)(4)                10.88%       (2.30)%            (0.75)%
--------------------------------------------------------------------------------

(1)  Calculated from October 31, 1999.

(2) The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The S&P 500(R) Index is a widely recognized unmanaged index of common stock prices.

(4)  Reflects no deductions for fees, expenses or taxes.

The FOCUS FUND'S total return for the period from January 1, 2005 through September 30, 2005 was 3.05% versus a 2.77% increase for the S&P 500(R) Index.

The annual expense ratio for the Growth Fund is contractually capped at 1.75% by BramCap through December 31, 2005, after which, the expense limitation may be terminated or revised at any time. The annual expense ratio for the Focus Fund is contractually capped at 1.75% by BramCap through December 31, 2006, after which, the expense limitation may be terminated or revised at any time. The agreement to cap the expense ratio of the Growth Fund favorably affected performance through June 30, 1997 and has favorably affected the performance of the Focus Fund since inception.

FEES AND EXPENSES

All mutual fund investors pay certain fees and expenses when they invest. The tables


PROSPECTUS

                                                           BRAMWELL FUNDS [LOGO]

below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees
(fees paid directly from your investment)

                                  Both Funds
--------------------------------------------------------------------------------
Sales Charges or Loads               None
--------------------------------------------------------------------------------
Redemption Fee                       None
--------------------------------------------------------------------------------
Wire Redemptions(a)                  $15
--------------------------------------------------------------------------------
Telephone Exchanges(b)                $5

(a) The Transfer Agent currently charges a $15 fee for each redemption payment made by wire.

(b)  The Funds charge $5 for each telephone exchange.

Annual Fund Operating Expenses(a)
(expenses that are deducted from Fund assets)

                          Growth      Focus
                           Fund       Fund
--------------------------------------------------------------------------------
Management Fees            1.00%      1.00%
Distribution
  (12b-1) Fees(b)          0.25%      0.25%
Other Expenses(c)          0.44%      1.75%
Total Annual Fund
  Operating Expenses       1.69%      3.00%
Fee Waivers
   and/or Expense
  Reimbursement(d)           --      (1.25)%
--------------------------------------------------------------------------------
Net Expenses               1.69%      1.75%

(a)  For the fiscal year ended June 30, 2005.

(b) The Funds have adopted Rule 12b-1 plans which authorize the Funds to pay expenses related to the distribution of their shares. The maximum distribution fee is 0.25% of each Fund's average net assets per year. Because these fees are paid out of the Funds' assets on an ongoing basis, the distribution expenses you pay over time will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) Such expenses include custodian, transfer agency and administration fees and other customary Fund expenses.

(d) BramCap has contractually agreed to limit the total expenses of the Focus Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.75% of average net assets through December 31, 2006, after which, the expense limitation for the Focus Fund may be terminated or revised at any time.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5.0% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, your costs -- based on these assumptions -- would be:

                 One   Three   Five     Ten
                Year   Years   Years   Years
--------------------------------------------------------------------------------
Growth Fund     $172   $533    $918   $1,988
Focus Fund      $178   $810   $1,467  $3,230
--------------------------------------------------------------------------------

                                                                     PROSPECTUS

BRAMWELL FUNDS [LOGO]

                                   MANAGEMENT
                                  OF THE FUNDS

INVESTMENT ADVISER

Bramwell Capital Management, Inc., located at 745 Fifth Avenue, New York, NY 10151, serves as investment adviser to the Funds under Investment Advisory Agreements which provide that BramCap will furnish continuous investment advisory services and management to the Funds. In addition to the Funds, BramCap is the adviser to individual and institutional accounts.

BramCap supervises and manages the investment portfolios of the Funds. Subject to policies adopted by the Board of Directors of the Funds, BramCap directs the purchase or sale of investment securities in the day-to-day management of the Funds' investment portfolios. BramCap, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Funds and maintaining their organization. BramCap also pays the salaries and fees of all Officers and Directors of The Bramwell Funds, Inc. (except the fees paid to disinterested Directors). For its services, BramCap receives a fee of 1% per year of the average daily net assets of each Fund.

A discussion regarding the basis for the Board of Directors approving the Investment Advisory Agreements of the Funds is available in the Fund's Annual Report to shareholder covering the period from July 1, 2004 to June 30, 2005.

PORTFOLIO MANAGER

Elizabeth R. Bramwell, who is the founder, sole shareholder and Chief Executive Officer of BramCap, as well as President and Chief Investment Officer of The Bramwell Funds, Inc., has managed the investment program of each Fund since inception and is primarily responsible for the day-to-day management of each Fund's portfolio. Ms. Bramwell, a Chartered Financial Analyst, has had more than thirty years of experience as a securities analyst/portfolio manager.

The Statement of Additional Information provides additional information about the portfolio manager.

Ms. Bramwell's Prior Record

Prior to forming BramCap in February 1994, Ms. Bramwell was President, Chief Invest ment Officer, Portfolio Manager and a Trustee of The Gabelli Growth Fund from its inception, April 10, 1987, through February 9, 1994. The cumulative total return for The Gabelli Growth Fund from its inception through December 31, 1993 was 184%. At December 31, 1993, that fund had $695 million in net assets. As President and Chief Investment Officer of The Gabelli Growth Fund, Ms. Bramwell had full discretionary authority over the selection of investments for, and was primarily responsible for the day-to-day management of that fund.

PROSPECTUS

                                                           BRAMWELL FUNDS [LOGO]

Average annualized total returns for the one-year, three-year and five-year periods ended December 31, 1993 and for the entire period during which Ms. Bramwell managed that fund compared with the performance of the S&P 500(R) Index were:

                        The Gabelli    S&P
Average Annualized        Growth      500(R)
Total Returns           Fund(a)(b)  Index(c)
Period Ended 12/31/93
--------------------------------------------------------------------------------
   One Year                11.3%      10.1%
   Three Years             16.0%      15.6%
   Five Years              16.5%      14.6%
Inception through
    February 9, 1994       16.6%      10.8%
--------------------------------------------------------------------------------

(a) Average annualized total return reflects changes in share prices and reinvestment of dividends and distributions and is net of all actual fees and expenses incurred by The Gabelli Growth Fund.

(b) The expense ratio of The Gabelli Growth Fund was capped at 2.00% for the period April 10, 1987 to December 31, 1987 (reflecting annualized reimbursement of expenses of 4.45%) and was capped at 2.30% for the 1988 calendar year, reflecting reimbursement of expenses of 2.08%. Thereafter, the expense ratio declined to 1.85% in 1989, 1.50% in 1990, 1.45% in 1991, 1.41% in 1992, 1.41% in 1993, and 1.36% in 1994, reflecting, in general, economies of scale associated with an increase in assets under management. Using the expense ratio of the Bramwell Growth Fund for the fiscal year ending June 30, 2005 of 1.69%, The Gabelli Growth Fund performance portrayed above would be higher in those time periods in which its expense ratio was less than 1.69% and lower in those time periods in which its expense ratio was more than 1.69%.

(c) The S&P 500(R) Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

Historical performance is not indicative of future performance. Although the Bramwell Growth Fund and The Gabelli Growth Fund have substantially similar objectives, policies, and strategies, The Gabelli Growth Fund is a separate fund and its historical performance is not indicative of the future performance of the Bramwell Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Ms. Bramwell is a graduate of Bryn Mawr College and Columbia University Graduate School of Business. She began her career as an analyst with Morgan Guaranty Trust Company from 1967 through 1973 (Assistant Vice President 1972-1973), was a securities analyst and Vice President of William D. Witter, Inc. from 1974 to 1976 and a Vice President and group head in the Investment Research Department of Bankers Trust Company from 1976 to 1978. Ms. Bramwell was a Limited Partner of and/or securities analyst with Kenneth S. Davidson Partners, a private investment partnership from 1979 to 1985 and Director of Research of Gabelli & Company from 1985 through 1989.

                                                                     PROSPECTUS

BRAMWELL FUNDS [LOGO]

BOARD OF DIRECTORS

The Funds, as part of The Bramwell Funds, Inc., are governed by its Board of Directors. The Board of Directors is responsible for overseeing the business and affairs of the Funds. In addition to Ms. Bramwell, the Directors are:





Theodore J. Coburn
745 Fifth Avenue
New York, NY 10151

     President, Coburn Group (1991-present); President, Potomac Asset Management (2004-2005); Senior Vice President, The NASDAQ Stock Market, Inc. (2002-2003); Trustee, Nicholas-Applegate Trust (9 portfolios), Intelecom Solutions, Church Plaza, Inc.; Trustee, Allianz Global Investment Funds:
     Multi-Manager Series.


Darlene T. DeRemer
745 Fifth Avenue
New York, NY 10151

   Partner, Grail Partners LLP (2005-present); Managing Director, Putnam Lovell NBF (2004-2005); Director, NewRiver's eBusiness Advisory Services (2000-2004); Director, AIG Strategic Hedge Fund; Trustee, Nicholas-Applegate Trust (9 portfolios).


James C. Sargent
745 Fifth Avenue
New York, NY 10151

     Counsel, Opton, Handler, Gottlieb, Feiler & Katz (1995-2001); Director, Austin's International; Director, Sedona Corporation.


Martha R. Seger, Ph.D.
745 Fifth Avenue
New York, NY 10151

     Lecturer and Consultant (2001-present); Director, Massey Energy Company.

PROSPECTUS

                                                           BRAMWELL FUNDS [LOGO]

                                       HOW
                                       TO
                               BUY AND SELL SHARES

NET ASSET VALUE

The price at which you purchase and redeem shares of a Fund is equal to the net asset value ("NAV") per share of the Fund as determined on the date of your purchase or redemption. The NAV per share is calculated by taking the total value of a Fund's assets, subtracting out the Fund's liabilities, and dividing the result by the number of Fund shares outstanding. This calculation is performed by the Administrator for the Funds, UMB Fund Services, Inc., at the end of trading hours (typically 4:00 p.m. Eastern Time) on days that the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on weekends and most major holidays. Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Board of Directors of The Bramwell Funds, Inc. To the extent a Fund holds securities listed primarily on a foreign exchange, the underlying value of the foreign security may change on a day when you are not able to purchase or redeem shares because the foreign exchange may have different days of operation.

You can place an order to buy or sell shares of a Fund, as described as follows, by contacting the Funds' transfer agent, U.S. Bancorp Fund Services, LLC (the "Transfer Agent"). Your order, if in proper form, will be processed upon receipt. The offering price for shares is based upon the next calculation of NAV per share after an order is received by the Transfer Agent. Orders received by the Transfer Agent prior to the close of the NYSE are priced that day. Orders received by the Transfer Agent after the close of the NYSE are priced on the date of the next determined NAV per share. Shares of the Funds have not been registered for sale outside of the United States. The Bramwell Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

CUSTOMER IDENTIFICATION
AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, the USA Patriot Act of 2001 requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following minimum identifying information for each person that opens a new account:

o    Full name;

o    Date of birth;

o    Permanent   residential  or  business  street  address  (P.O.  Box  is  not acceptable other than military);

o Social security number; and o Additional information required for corporate accounts.

                                                                     PROSPECTUS

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BRAMWELL FUNDS [LOGO]

Please note that your application will be returned if any information is missing. If you require additional assistance when completing your application, please contact the Transfer Agent at (800) 272-6227.

HOW TO OPEN AND
ADD TO YOUR ACCOUNT

You may purchase shares of the Funds by any of the following methods.

                               TO OPEN AN ACCOUNT

BY MAIL OR COURIER

o    Complete and sign the Purchase Application.

o    Make your check payable to: Bramwell Funds

o    Mail to:

     The Bramwell Funds, Inc.
     U.S. Bancorp Fund Services, LLC
     P.O. Box 701 Milwaukee, WI 53201-0701

o    Overnight Courier to:

     The Bramwell Funds, Inc.
     U.S. Bancorp Fund Services, LLC
     615 East Michigan Street, 3rd Floor
     Milwaukee, WI 53202

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.

BY TELEPHONE

o    Telephone transactions may not be used for initial purchases.

o    If you want to make subsequent telephone  transactions,  please select this
     service  on  your  initial  Purchase   Application  or  call  1-800-BRAMCAP
     (1-800-272-6227).

BY WIRE

o If you are making an initial investment in the Funds, before you wire funds, contact the Transfer Agent at 1-800-BRAMCAP (1-800-272-6227) to make arrangements with a telephone representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to wire funds according to the instructions you were given.

o To make additional investments by wire, call 1-800-BRAMCAP (1-800-272-6227) to notify the Transfer Agent that you intend to purchase shares by wire and to verify wire instructions.

o    Then, wire funds care of:

     U.S. Bank, N.A.
     ABA #: 075000022
     Credit:
       U.S. Bancorp Fund Services, LLC
       Account #: 112-952-137
     Further credit:
       The Bramwell Funds, Inc.
     Name of Fund to be purchased
     Shareholder Account #:
                           ----------------
     Shareholder Name/Registration:
     --------------------------------------

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                                                           BRAMWELL FUNDS [LOGO]

Please note that wires may be rejected if they do not contain complete account information.

                              TO ADD TO AN ACCOUNT

BY MAIL OR COURIER

o    Additional   investment  forms  will  be  included  with  each  shareholder statement that you receive.

o If you wish to add to an account, complete this form or a letter of instruction containing your account name and number, and include it with your check made payable to:

     Bramwell Funds

o    Print your account name, address and Bramwell account number on your check.

o Mail or overnight the form and check to the appropriate address listed above.

BY TELEPHONE

o Call 1-800-BRAMCAP (1-800-272-6227) to make your purchase from your pre-designated bank account by electronic funds transfer. Specify your account name, address and Bramwell account number.

o This service must be established by you in advance by following the instructions listed above.

o Your shares will be purchased at the net asset value calculated on the day of your purchase order provided that your order is received prior to 4:00 p.m. Eastern time.

BY WIRE

o Follow the instructions listed above. Please note that wires may be rejected if they do not contain complete account information.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. The Funds do not accept cash, money orders, travelers checks, credit card checks, or other checks deemed to be high risk. You will be charged a $25 fee for any check returned to the Transfer Agent for reasons such as insufficient funds, stop payment or a closed account. You will also be responsible for any losses suffered by the Funds as a result. The management of the Funds reserves the right to reject any purchase order for Fund shares.

If you have any questions, a telephone representative will be pleased to provide the information that you need. Please call the following toll-free number:
1-800-BRAMCAP (1-800-272-6227).


                            -----------------------

                         MINIMUM INVESTMENT REQUIREMENTS

Account Type             Initial  Additional
--------------------------------------------------------------------------------
Regular                  $1,000       $100
IRA and
  IRA Rollover              500        100
Roth IRA                    500        100
SEP/IRA                     500        100
Gift to Minor               500         50
Coverdell Education
    Savings Account         500         50
Automatic Investment
  Plan                       50         50
--------------------------------------------------------------------------------

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BRAMWELL FUNDS [LOGO]

ADDITIONAL PURCHASE
INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if you fail to provide and certify to the accuracy of your social security number or other taxpayer identification number, the Funds will be required to withhold 28% of all dividends, distributions and payments, including redemption proceeds, to which you are entitled, as a backup withholding procedure.

For reasons of economy and convenience, the Funds will not issue certificates for shares purchased.

HOW TO SELL YOUR SHARES

You may sell (redeem) your shares at any time. Ordinarily, the Funds will make payment to you by check for the shares that you sold (redeemed) within three business days after the Transfer Agent receives your properly completed request. Your shares will be sold at the next NAV per share calculated, provided that your request is received in proper form by the Transfer Agent prior to 4:00 p.m. Eastern Time. However, the right of redemption may be suspended or payment may be postponed under unusual circumstances such as when trading on the NYSE is restricted or when it is not reasonably practical for the Funds to determine the fair market value of their net assets. Payment for shares that you purchased by check will not be made until your check has cleared, which may take up to 15 calendar days from your original purchase date. The Funds reserve the right to make payments wholly or partly in portfolio securities which are liquid if the Board of Directors of The Bramwell Funds, Inc. determines that it is in the best interests of a Fund to do so.

The Funds are intended primarily for use as long-term investment vehicles. The Funds are not intended to be used as vehicles for short-term trading, and the Board of Directors has adopted policies and procedures with respect to excessive purchases and redemptions of the Fund shares by Fund shareholders. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of the Funds' investment strategies or negatively impact Fund performance. The Fund will not enter into arrangements with any person or group to permit excessive trading.

The Fund reserves the right to reject any purchase or exchange order, which it reasonably determines to be in connection with excessive trading, including any purchase or exchange order accepted by any shareholder's financial intermediary firm. The Fund will consider eight exchanges in or out of a Fund per calendar year to be evidence of excessive trading by a shareholder. In addition, if the Fund determines, in its sole discretion, that a shareholder's short-term trading, although within the eight exchanges limit, is disruptive, it may, in its discretion, reject any additional purchase and exchange orders, or cancel or revoke a purchase or exchange on the following business day. At its discretion, the Fund may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

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                                                           BRAMWELL FUNDS [LOGO]

You may request the sale of your shares by any of the following methods.

BY MAIL OR COURIER

Request the sale of your shares in a letter that includes:

o    Your Bramwell account number.

o    The name of the Fund whose shares you wish to sell.

o    The number of shares or dollar amount to be sold.

o The signatures of all account owners exactly as they are registered on the account.

o    How and where to send the proceeds.

o In the case of shares being redeemed from an IRA or SEP/IRA Plan, a statement of whether or not federal income tax should be withheld (in the absence of any statement, federal tax will be withheld).

MAIL TO:

The Bramwell Funds, Inc.
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight Courier to:

The Bramwell Funds, Inc.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

Note: You may need to obtain any required signature guarantees or other documentation.

BY TELEPHONE

o You must select this service in writing prior to making a telephone redemption.

o    Thereafter, call 1-800-BRAMCAP (1-800-272-6227) to redeem shares of a Fund.

o    Proceeds  must  be  mailed   directly  to  you  or   transmitted   to  your
     predesignated bank account at a domestic bank.

o To change your designated account, send a written request with appropriate signature guarantees to the Transfer Agent.

o To change your mailing address, call 1-800-BRAMCAP (1-800-272-6227) or send a written request with appropriate signature guarantees to the Transfer Agent.

o Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee and no telephone redemptions will be allowed within 15 days of such change.

o The Funds reserve the right to limit your number of telephone redemptions, and once made, they may not be modified or canceled.

o During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, you may also redeem your shares by delivering a redemption request to the Transfer Agent by mail as previously described.

o As with purchases by telephone, the Funds will not be held liable for following

                                                                     PROSPECTUS

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BRAMWELL FUNDS [LOGO]

     instructions communicated by telephone that they reasonably believe are genuine.

BY WIRE

o Contact the Transfer Agent at 1-800-BRAMCAP (1-800-272-6227) with wire instructions.

o    Payment will normally be made in federal funds on the next business day.

o The Transfer Agent will wire redemption proceeds only to the bank and account designated on your initial Purchase Application or in written instructions with appropriate signature guarantees, subsequently received by the Transfer Agent.

o The recipient bank must be a commercial bank that is a member of the Federal Reserve System.

o The Transfer Agent currently charges a $15 fee for each payment made by wire, which will be deducted from your account on dollar specific requests and from the proceeds on share specific requests. If making the requests by telephone, the shareholder has the option to have the fee taken from the balance or from the proceeds.

TELEPHONE AND
WIRE TRANSACTIONS

Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. Telephone transactions may not be used for initial purchases. Your account must already be established prior to initiating telephone purchases. Your shares will be purchased at the next determined NAV per share of the Fund calculated after the Transfer Agent receives payment for shares purchased by electronic funds transfer through the ACH system. Orders received by the Transfer Agent prior to the close of the NYSE are priced that day. Orders received by the Transfer Agent after the close of the NYSE are priced on the date of the next determined NAV per share. Most transfers are completed within three business days after your call to place your order. To preserve flexibility, the Funds may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently, the Funds do not expect to charge a fee. You will be notified in advance of any changes in these policies. You may also request by telephone a change of address, a change in investments made through an Automatic Invest ment Plan (see page 21), and a change in the manner in which you receive dividends (see page 23).

The Funds will employ reasonable procedures to confirm that your telephone instructions are genuine. These procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording of all telephone instructions. Assuming the Funds follow these procedures, the Funds will not be liable for any loss, cost, or expense for acting upon telephone instructions or for any unauthorized telephone redemption. As a result of this policy, you will bear the risk of any loss unless the Funds have failed to

PROSPECTUS

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                                                           BRAMWELL FUNDS [LOGO]

follow their procedure(s).

You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any fees that your bank may charge for these services.

SIGNATURE GUARANTEES

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commis sion. A notary public cannot provide signature guarantees.

You are required to obtain a signature guarantee for each account owner if:

o    You change ownership on your account.

o You want redemption proceeds sent to a different address from that registered on your account.

o Redemption proceeds are to be made payable to someone other than your account's registered owner(s).

o    Redemption proceeds are transmitted by federal wire transfer to your bank.

o A change of address request has been received by the Transfer Agent within the past 15 days.

o    Redemption is equal to or in excess of $25,000.

o    When adding the telephone redemption option to an existing account.

o    When changing any pre-designated bank information.

FINANCIAL SERVICE AGENTS

You may also purchase (and sell) shares through a Financial Service Agent (or its authorized designee) by opening and maintaining an account with a securities broker or other financial institution.

If you purchase shares through a Financial Service Agent (or its authorized designee), please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus. Financial Service Agents (and their authorized designees) have the responsibility of transmitting your purchase orders and funds, and of crediting your account following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. A Fund will be deemed to have received your purchase or redemption order when a Financial Service Agent (or its authorized designee) accepts such order.

Upon acceptance of an order for Fund shares through a Financial Service Agent (or its authorized designee) in accordance with their procedures, your purchase will be processed at the next determined NAV per share. Orders received by the Transfer Agent prior to the close of the NYSE are priced that day. Orders received by the Transfer Agent after

                                                                     PROSPECTUS

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BRAMWELL FUNDS [LOGO]

the close of the NYSE are priced on the date of the next determined NAV per share.

The Funds understand that some Financial Service Agents may impose certain conditions on their clients which are in addition to or different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authorities, may charge their clients direct fees. Certain Financial Service Agents may receive compensation from the Funds under the Funds' 12b-1 plan. Certain Financial Service Agents may enter into agreements with the Funds which permit them to confirm purchase orders on behalf of customers by phone, with payment to follow no later than the Funds' pricing on the following business day. If payment is not received by such Prospectus time, the Financial Service Agent could be held liable for resulting fees or losses.

EXCHANGE PRIVILEGES

You may make exchanges between any of the following Funds, subject to a $1,000 minimum transfer between accounts:

o    Bramwell Growth Fund

o    Bramwell Focus Fund

o    First American Prime Obligations Fund

o    First American Treasury Obligations Fund

The First American Prime Obligations
and First American Treasury Obligations Money Market Funds are described in a separate prospectus which contains more complete information about those funds. You may obtain a copy of the prospectus for the First American Prime Obligations and Treasury Obligations Funds by calling 1-800-BRAMCAP (1-800-272-6227) and are advised to read it carefully before authorizing any investment in shares of those funds. This exchange privilege does not constitute an offering or recommendation on the part of the Funds or BramCap of an investment in the First American Funds.

HOW TO EXCHANGE YOUR SHARES

Telephone Exchanges

To make a telephone exchange, call the Transfer Agent at 1-800-BRAMCAP (1-800-272-6227). You must have selected the telephone exchange option on your initial Purchase Application when your account was opened. Otherwise, complete a written request for telephone exchange privileges, including signature guarantees, and send it to the Transfer Agent prior to making a telephone exchange. Currently, a $5 fee is charged to your account for each telephone exchange. The fee will be charged to the account from which the funds are being withdrawn prior to effecting the exchange.

Written Exchanges

To make a written exchange, write to The Bramwell Funds, Inc., U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or for overnight delivery, The Bramwell Funds, Inc., U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. There is no fee for a written exchange request.

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                                                           BRAMWELL FUNDS [LOGO]

Your exchange will be made at the NAV per share of the shares to be redeemed and the NAV per share of the shares to be purchased, in both cases as next determined after the exchange request is received. Once your exchange request is made, either by telephone or in writing, it may not be modified or canceled.

Exchanges are subject to the Funds' policy on excessive trading. The exchange privilege is only available in states where the shares to be purchased may legally be sold.

For federal income tax purposes, an exchange of Fund shares is a taxable event, and accordingly, you may realize a capital gain or loss. Before making an exchange request, you should consult with your tax advisor to determine the tax consequences of a particular exchange.


                           -------------------------

REDEMPTION AT THE OPTION OF THE FUNDS
In order to relieve the Funds of the cost of maintaining very small accounts, the Funds reserve the right to redeem all of the shares in your account if the NAV of your account remains below $500. Before such involuntary redemption occurs, the Funds will give you 30 days' written notice to bring your account balance up to $500. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption shall not apply if the value of your account drops below $500 as the result of market action.


                           -------------------------

RETIREMENT PLANS

The Funds offer a variety of retirement plans including IRAs and SEP/IRAs that may allow you to shelter a portion of your income from taxes. Complete information including application forms, descriptions of applicable service fees and certain limitations on contributions and withdrawals, are available from the Transfer Agent by calling 1-800-BRAMCAP (1-800-272-6227).

EDUCATION PLANS

The Funds provide Gift to Minor and Coverdell Education Savings accounts to facilitate saving for a child's education. Complete information on the Coverdell Education Savings account is available from the Transfer Agent by calling 1-800-BRAMCAP (1-800-272-6227).

AUTOMATIC INVESTMENT PLANS

You may automatically purchase shares of the Funds on a regular basis ($50 minimum per transaction) under each Fund's Auto matic Investment Plan. Under the plans, your designated bank or other financial institution debits a preauthorized amount from your account each month or quarter and applies the amount to the purchase of Fund shares. An Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. Also, the Funds must have a currently effective registration in those states in which it is required. Applications to establish an Automatic Investment Plan are available from the Transfer Agent by

                                                                     PROSPECTUS

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BRAMWELL FUNDS [LOGO]

calling 1-800-BRAMCAP (1-800-272-6227). If your payment is rejected by your financial institution for any reason, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent 5 business days prior to effective date.

Using an Automatic Investment Plan facilitates dollar-cost averaging because investing equal dollar amounts periodically in a fluctuating market leads to buying more shares at lows and fewer shares at highs. Of course, dollar-cost averaging cannot assure a profit or protect you against losses in a declining market.

SHAREHOLDER COMMUNICATIONS

Each Fund will provide you with the following statements and reports to keep you informed regarding the status of your investment account:

Confirmation Statements - After each transaction that affects your account balance or account registration.

Account Statements - Regular account statements quarterly. You will also receive a yearly statement explaining the tax characteristics of any dividends or distributions that you may have received throughout the year.

Financial Reports - At least semi-annually. The annual report will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each taxpayer identification number even though you may have more than one account in the Funds.

If you have questions about your account, have general questions about investing in the Funds, or wish to have additional information sent to you, please call 1-800-BRAMCAP (1-800-272-6227). In addition, if you wish to make a change in your address of record or a change in the investments you make through the Automatic Investment Plan, call 1-800-BRAMCAP (1-800-272-6227).

PRIVACY POLICY

Your privacy is a top priority at the Funds and BramCap. We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information. The following constitutes a description of our policies regarding disclosure of nonpublic personal information that you provide to us or that we collect from other sources.

Categories of Information We Collect

As do other financial institutions, we collect personal information in the normal course of business in order to administer your accounts and serve you better. This includes:

o Information we receive from you in applications or other forms of communication, including, but not limited to, your name, address, phone number, social security number and date of birth; and

o Information about your transactions with us or others, including, but not limited to, your account number and balance, transaction history, parties to transactions, and cost basis information.

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                                                           BRAMWELL FUNDS [LOGO]

Disclosure of Information

We do not sell your personal information to anyone.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as required or permitted by law. For example, we are permitted to disclose the information we collect to our service providers/transfer agent to process your transactions.

Confidentiality and Security

We restrict access to your nonpublic personal information to only those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Intermediaries

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay dividends from net investment income and net realized capital gains (not offset by capital loss carryovers) on an annual basis in the December quarter. You may elect to reinvest all income dividends and capital gain distributions in shares of the appropriate Fund or you may elect to receive all dividends and distributions in cash. You make this election on your initial Purchase Application. If you do not specify an election, all income dividends and capital gain distributions will automatically be reinvested in full and fractional shares of the appropriate Fund calculated to the nearest 1,000th of a share. Shares will be purchased at the NAV per share in effect on the business day after the dividend record date and will be credited to your account on such date. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current NAV per share and to reinvest all subsequent distributions.

You may change your election at any time by calling the Transfer Agent at 1-800-BRAMCAP (1-800-272-6227) or by sending written notification to The Bramwell Funds, Inc., U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. Your new election will become effective for distributions with a dividend record date on or after the date that the Transfer Agent receives notice of your election.

TAXES

Federal Taxes

The following is a brief summary of certain U.S. federal tax and foreign income tax

                                                                     PROSPECTUS

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BRAMWELL FUNDS [LOGO]

issues. Please see the Statement of Additional Information for a more detailed discussion of these topics. You should consult your own tax advisor with regard to the federal tax consequences of your prospective purchase, ownership or disposition of shares of a Fund, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Dividends paid out of net investment income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

A portion of dividends from net investment income may be eligible for the corporate dividends-received deduction and/or the maximum 15% rate on qualified dividends to the extent that a Fund earns income from qualified dividends. There is a more than 60 day holding period requirement for both a Fund and shareholders with respect to qualified dividends.

The excess of net long-term capital gains over net short-term capital losses realized and distributed by a Fund to its shareholders as capital gain distributions is taxable to the shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her Fund shares.

An income dividend or capital gain
distribution declared by a Fund during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

Any dividend or distribution received by a shareholder on shares of a Fund shortly after purchase of such shares will have the effect of reducing the NAV of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes regardless of the length of time he or she may have held his or her shares.

Upon a sale or other disposition of Fund shares which are held as a capital asset, a shareholder may realize a capital gain or loss which may be long-term or short-term, depending on the shareholder's holding period for the shares.

A Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Shareholders will be advised annually as to the federal tax status of dividends and capital gains distributions made by a Fund for the preceding year. Distributions by a Fund generally will be subject to state and local taxes.

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                                                           BRAMWELL FUNDS [LOGO]

Foreign Income Taxes

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. It is not expected that a Fund will be able to "pass through" these taxes to shareholders but such taxes generally will be deductible by a Fund.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Funds. Certain information in the table reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned if you had invested in the Funds (assuming reinvestment of all dividends and distributions). The infor-mation in the table has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available by calling 1-800-BRAMCAP (1-800-272-6227).

                                                                     PROSPECTUS

BRAMWELL FUNDS [LOGO]

                            THE BRAMWELL FUNDS, INC.

                                 FINANCIAL HIGHLIGHTS


                                                            GROWTH FUND
------------------------------------------------------------------------------------------------------

                                     FISCAL       FISCAL       FISCAL       FISCAL        FISCAL
                                      YEAR         YEAR         YEAR         YEAR          YEAR
                                      ENDED        ENDED        ENDED        ENDED         ENDED
                                    JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,      JUNE 30,
SELECTED PER SHARE DATA(1)            2005         2004         2003         2002          2001
                                     ------       ------       ------       ------        ------

NET ASSET VALUE, BEGINNING
   OF PERIOD                        $  19.43     $  17.26    $   18.70     $  23.00      $   30.48

INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss                    (0.13)       (0.17)       (0.15)       (0.16)        (0.10)
Net realized and unrealized
   gains (losses) on securities         0.49         2.34        (1.29)       (2.53)        (5.16)
                                    --------     --------    ---------     --------      --------
TOTAL FROM INVESTMENT
   OPERATIONS                           0.36         2.17        (1.44)       (2.69)        (5.26)

LESS DISTRIBUTIONS:
Distributions from capital gains       (0.37)          --           --        (1.61)        (2.22)
                                    --------     --------    ---------     --------      --------
NET ASSET VALUE, END OF PERIOD      $  19.42     $  19.43    $   17.26     $  18.70      $  23.00
                                    ========     ========    =========     ========      ========
TOTAL RETURN                           1.85%       12.57%      (7.70)%     (11.94)%      (18.36)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)    $174,818     $217,178     $229,756     $191,395      $221,630
Ratio of expenses to average
   net assets(2)                       1.69%        1.64%        1.68%        1.63%         1.53%
Ratio of net investment
   loss to average net assets(2)     (0.61)%      (0.81)%      (1.01)%      (0.84)%       (0.37)%

Portfolio turnover rate                  63%          47%          51%          66%           57%


Note: The Financial Highlights table is intended to help you understand the financial performance of the Growth Fund and Focus Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


                                                            FOCUS FUND
------------------------------------------------------------------------------------------------------

                                     FISCAL       FISCAL      FISCAL        FISCAL        FISCAL
                                      YEAR         YEAR        YEAR          YEAR          YEAR
                                      ENDED        ENDED       ENDED         ENDED         ENDED
                                    JUNE 30,     JUNE 30,    JUNE 30,      JUNE 30,      JUNE 30,
SELECTED PER SHARE DATA(1)            2005         2004        2003          2002           2001
                                     ------       ------      ------        ------        ------

NET ASSET VALUE, BEGINNING
   OF PERIOD                          $ 9.47       $ 8.09      $ 8.87       $  9.89       $ 12.26

INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss                    (0.08)       (0.09)      (0.08)        (0.10)        (0.06)
Net realized and unrealized
   gains (losses) on securities        (0.08)        1.47       (0.70)        (0.92)        (2.22)
                                      ------      -------      ------       -------       -------
TOTAL FROM INVESTMENT
   OPERATIONS                          (0.16)        1.38       (0.78)        (1.02)        (2.28)

LESS DISTRIBUTIONS:
Distributions from capital gains          --           --          --            --         (0.09)
                                      ------      -------      ------       -------       -------
NET ASSET VALUE, END OF PERIOD        $ 9.31      $  9.47      $ 8.09       $  8.87       $  9.89
                                      ======      =======      ======       =======       =======
TOTAL RETURN                         (1.69)%       17.06%     (8.79)%      (10.31)%      (18.69)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)      $7,936      $10,916      $9,280        $6,623        $7,134
Ratio of expenses to average
   net assets(2)                       1.75%        1.75%       1.75%         1.75%         1.75%
Ratio of net investment
   loss to average net assets(2)     (0.77)%      (0.91)%     (1.25)%       (1.11)%       (0.57)%

Portfolio turnover rate                 200%         172%        154%          138%          117%




(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Net of reimbursements and waivers for the Focus Fund. Absent reimbursements and waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets for the years ended June 30, 2005, June 30, 2004, June 30, 2003, June 30, 2002 and June 30, 2001, would have been 3.00% and  (2.02)%,  2.58% and (1.74)%,  3.09% and (2.59)%,  3.28% and
     (2.64)%, and 3.10% and (1.92)%, respectively.

See notes to Financial Statements.

                                                                     PROSPECTUS

BRAMWELL FUNDS [LOGO]

THE BRAMWELL
FUNDS, INC.

Bramwell Growth Fund
Bramwell Focus Fund

INVESTMENT ADVISER
Bramwell Capital Management, Inc.

ADMINISTRATOR
UMB Fund Services, Inc.

COUNSEL
Dechert LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP

CUSTODIAN
U.S. Bank Trust Services

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bancorp Fund Services, LLC

WHERE TO GO FOR ADDITIONAL INFORMATION ABOUT THE FUNDS

For additional information about the Bramwell Growth Fund or the Bramwell Focus Fund, the following documents are available to you:

Annual/Semi-Annual Reports

Additional information about the Funds' investments is available in each Fund's annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

Statement of Additional Information

Additional information about the Funds' structure and operations can be found in the Statement of Additional Information. The information presented in the Statement of Additional Information is incorporated by reference into this Prospectus and is legally considered to be part of this Prospectus.

To request a free copy of any of the materials described above, or to make any other inquiries, please call, write, or e-mail us:

The Bramwell Funds, Inc.
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-BRAMCAP (1-800-272-6227)
E-mail: bramwell@umbisg.com

Visit our Web site: www.bramwellfunds.com for further information and for downloading a Prospectus and an Application.

OBTAINING INFORMATION
FROM THE SECURITIES AND EXCHANGE COMMISSION

Reports and other information about the Funds (including the Funds' Statement of Additional Information) may also be obtained from the Securities and Exchange
Commission:

1. By going to the Commission's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.

2. By accessing the EDGAR Database on the Commission's Internet site at www.sec.gov where you can view, download and print the information.

3. By electronic request via e-mail to publicinfo@sec.gov or by writing to the Public Reference Section of the Securities and Exchange Commission,
     Washington, D.C. 20549-0102, where, upon payment of a duplicating fee, copies of the information will be sent to you.



SEC file number 811-8546

BRAMWELL FUNDS [LOGO]

                                                                    BR-402-1105

                                     PART B

                            THE BRAMWELL FUNDS, INC.


                              BRAMWELL GROWTH FUND


             A No-Load Diversified Mutual Fund for Investors Seeking Primarily Long-Term Capital Growth and Secondarily Current Income


                               BRAMWELL FOCUS FUND


           A No-Load Non-Diversified Mutual Fund for Investors Seeking
                         Long-Term Capital Appreciation


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 2005

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus for the Bramwell Growth Fund and the Bramwell Focus Fund, dated November 1, 2005, as amended from time to time, a copy of which may be obtained without charge by calling 1-800-BRAMCAP or writing to UMB Fund Services, Inc., 803 West Michigan Street, Milwaukee, Wisconsin 53233-2301. The Bramwell Funds' financial statements are incorporated herein by reference.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fundamental Investment Policies................................................1

Investment Objectives And Non-Fundamental Policies.............................2

Further Information About Potential Investments and Fund Risks.................3

Directors and Officers........................................................14

Investment Advisory Services..................................................19

Portfolio Manager.............................................................20

Other Services................................................................20

Distribution Plan.............................................................21

Portfolio Transactions and Brokerage..........................................22

Portfolio Holdings Information................................................23

Code of Ethics................................................................23

Proxy Voting Policy...........................................................24

Tax Status....................................................................24

Net Asset Value...............................................................29

Capital Structure.............................................................30

Further Information about Redemption of Shares................................31

Experts.......................................................................33

Financial Statements..........................................................34

Ratings of Investment Securities..............................................35

                       STATEMENT OF ADDITIONAL INFORMATION

The Bramwell Funds, Inc. (the "Company") is a no-load, open-end, management investment company organized as a Maryland corporation on June 3, 1994, and is composed of two series: the Bramwell Growth Fund and the Bramwell Focus Fund (each a "Fund" and, collectively, the "Funds"). Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. No investment in the shares of the Funds should be made without first reading the Prospectus.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

The fundamental policies of each Fund are listed below. They may not be changed without the approval of a majority of a Fund's outstanding voting securities, which is defined as the lesser of (a) more than 50% of its outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy.

FUNDAMENTAL INVESTMENT POLICIES OF THE BRAMWELL GROWTH FUND

o With respect to 75% of its assets, the Fund may not invest more than 5% of the market value of its total assets in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof).

o With respect to 75% of its assets, the Fund may not purchase more than 10% of the outstanding voting securities of any issuer (other than obligations of the U.S. Government).

FUNDAMENTAL INVESTMENT POLICIES OF THE BRAMWELL FOCUS FUND

o With respect to 50% of its assets, the Fund may not invest more than 5% of the market value of its total assets in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof).

o With respect to 50% of its assets, the Fund may not purchase more than 10% of the outstanding voting securities of any issuer (other than obligations of the U.S. Government).

FUNDAMENTAL INVESTMENT POLICIES OF BOTH THE BRAMWELL GROWTH FUND AND THE BRAMWELL FOCUS FUND

o The Funds may not issue senior securities or borrow money except for temporary purposes in amounts up to 10% of their net assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time of such borrowing, provided that collateral arrangements with respect to currency exchange contracts, futures contracts and other permitted investments shall not be deemed to entail the issuance of senior securities if appropriately covered. The Funds will not make any investments while outstanding borrowings exceed 5% of the value of their total assets.

o The Funds may not invest 25% or more of their net assets in one or more issuers conducting their principal business in the same industry.

o The Funds may not make loans, although they may invest in debt securities, enter into repurchase agreements and lend their portfolio securities.

o The Funds may not invest in securities or other assets that the Board of Directors determines to be illiquid if more than 15% of that Fund's net assets would be invested in such securities.

o The Funds may not (a) purchase or sell commodities or commodity contracts (other than financial futures and related options), (b) invest in oil, gas, or mineral exploration or development programs or leases, or (c) purchase securities on margin, except for such short-term credit as may be necessary for the clearance of transactions and except for borrowings in amounts not exceeding 10% of their net assets.

o The Funds may not purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that the Funds may purchase or sell securities issued by entities engaged in the real estate industry or instruments backed by real estate.

o The Funds may not act as underwriters of securities issued by others, except to the extent they may be deemed to be underwriters in connection with the disposition of portfolio securities of their Funds.

The percentage limitations set forth above, as well as those described elsewhere in the Prospectus and this SAI, apply only at the time an investment is made or other relevant action is taken by a Fund, except with respect to the fundamental investment policy concerning the issuance of senior securities and borrowing money.

INVESTMENT OBJECTIVES AND NON-FUNDAMENTAL POLICIES
--------------------------------------------------------------------------------

In order to provide a degree of flexibility, each Fund's investment objectives, as well as other Fund policies which are not deemed fundamental, may be modified by the Board of Directors without shareholder approval. Any change in a Fund's investment objectives may result in the Fund having investment objectives different from the objectives which the shareholder considered appropriate at the time of investment in the Fund. However, a Fund will not change its investment objectives, non-fundamental policies or investment restrictions without written notice to shareholders.

As a non-fundamental policy, each Fund may not purchase or retain the securities of any issuer if those officers or directors of the Fund or its investment adviser owning individually more than

1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

FURTHER INFORMATION ABOUT POTENTIAL INVESTMENTS AND FUND RISKS
--------------------------------------------------------------------------------

Each Fund may invest from time to time in any of the following securities up to the limits as stated below or use any of the following investment techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques may be used by the Funds for risk or portfolio management purposes or, in the case of securities lending and repurchase agreements, for incidental income and not for speculation. The following descriptions are designed to inform you about the general characteristics and related risks of these investments and investment techniques.

CASH AND CASH EQUIVALENTS

Each Fund may hold cash and cash equivalents without limit when a temporary defensive position is deemed advisable. The cash equivalents in which a Fund may invest include fixed-income securities, such as certificates of deposit of U.S. banks, commercial paper and commercial paper master notes if the bank or commercial paper issuer has been rated within the two highest rating categories assigned by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or has been determined by the investment adviser to be of equivalent quality or, in the case of banks, provided the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment. Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs. They permit a series of short-term borrowings under a single note. Borrowings under commercial paper master notes are payable in whole or in part at any time, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjust when such known lending rates change. There is no secondary market for commercial paper master notes. The investment adviser, Bramwell Capital Management, Inc. ("BramCap") will monitor the creditworthiness of the issuer of the commercial paper master notes while any borrowings are outstanding.

U.S. GOVERNMENT OBLIGATIONS

Each Fund may invest without limit in U.S. Government obligations when a temporary defensive position is advisable. Examples of the types of U.S. Government obligations that may be held by each Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Home Loan Bank, Federal Farm Credit Bank, Federal Land Bank, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Bank, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

FOREIGN SECURITIES

Each Fund invests primarily in securities of companies domiciled in the United States, but each Fund may also invest up to 25% of its assets, measured at the time of investment, in securities of foreign issuers. Such investments may be made either directly in such issuers or indirectly through American Depository Receipts ("ADRs") or closed-end investment companies. It is possible that some material information about unsponsored ADRs will be unavailable.

Foreign securities involve certain inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer or the country of issue, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations.

Most foreign stock markets are not as large or liquid as in the United States, fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. You should recognize that foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets.

Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. It may be more difficult for a Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may differ favorably or unfavorably from the U.S.

economy in such respects as growth of gross national product, rate of inflation,
capital  reinvestment,   resource   self-sufficiency  and  balance  of  payments
position.

Because investments in foreign securities will usually involve currencies of foreign countries, and because each Fund may hold foreign currencies, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts or by purchasing or writing put or call options on foreign currencies.

As a result of these and other factors, foreign securities purchased by a Fund may be subject to greater price fluctuation and risk than securities of U.S. companies.

ILLIQUID OR RESTRICTED SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. A Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. BramCap will take reasonable steps to bring a Fund into compliance with this policy if the level of illiquid investments exceeds 15%. A Fund may invest in
(i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by a Fund or less than their fair value. In some instances, it may be difficult to locate any purchaser.

In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Securities which are freely tradable under Rule 144A may be treated as liquid if the Board of Directors of the Funds is satisfied that there is sufficient trading activity and reliable price information. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity of a Fund's portfolio if qualified institutional buyers become, for a time, uninterested in purchasing such 144A securities.

OTHER INVESTMENT COMPANIES

In seeking to attain its investment objectives, each Fund may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its net assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its net assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by either Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations.

EXCHANGE-TRADED FUNDS

Among the category of investment companies that each Fund may invest in are exchange-traded funds ("ETFs"). ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of stocks. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on the Fund's investment in ETFs.

WARRANTS AND RIGHTS

Each Fund may invest up to 5% of its net assets in warrants or rights, valued at the lower of cost or market, which entitle the holder to buy equity securities during a specific period of time. Each Fund will make such investments only if the underlying equity securities are deemed appropriate by BramCap for inclusion in the Fund's portfolio. Included in the 5% amount, but not to exceed 2% of net assets, are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and rights acquired by a Fund in units or attached to securities are not subject to these restrictions.

CONVERTIBLE SECURITIES

Each Fund may invest only in high grade convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks. "High grade" securities are those rated within the three highest ratings categories of S&P or Moody's or that are determined by BramCap to be of equivalent quality. Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

SECURITIES LENDING

For incremental income purposes, a Fund may lend its portfolio securities constituting up to 30% of its net assets to U.S. or foreign banks or broker/dealers which have been rated within the two highest rating categories assigned by S&P or Moody's, or which have been determined by BramCap to be of equivalent quality. BramCap is responsible for monitoring compliance with this rating standard during the term of any securities lending agreement. In compliance with Securities and Exchange Commission guidelines, any loans by a Fund of securities in its portfolio would be required to be secured with collateral (consisting of any combination of U.S. currency, securities issued or guaranteed by the United States Government or any agency thereof, or irrevocable letters of credit or other debt securities issued by entities rated within the two highest rating categories assigned by S&P or Moody's or determined by BramCap to be of equivalent quality).

The borrower must agree to add to such collateral to cover increases in the market value of the loaned securities and a Fund must be entitled to terminate any loan at any time, with the borrower obligated to redeliver borrowed securities within five trading days. The borrower must agree that a Fund will receive all dividends, interest or other distributions on loaned securities and a Fund must be able to vote loaned securities whenever the right to vote is material to a Fund's performance.

Securities lending involves the risk that the borrowing institution will fail to redeliver the securities when due. However, loans of securities of each Fund will be fully collateralized at all times by at least 102% of the current market value of the securities loaned. Securities lending also involves the risk of delay in receiving additional collateral, and possibly a loss of rights in the collateral if the borrower of the securities becomes insolvent.

REPURCHASE AGREEMENTS

Repurchase agreements may be entered into by each Fund for incremental income purposes. A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which a Fund acquires a security and the seller agrees, at the time of sale, to repurchase the security at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest at a stated rate. In either case, the income to a Fund is unrelated to the interest rate on the security itself.

Each Fund may enter into repurchase agreements with any foreign or domestic bank or broker/dealer if the bank or broker/dealer has been rated within the two highest rating categories assigned by S&P or Moody's or has been determined by BramCap to be of equivalent quality. BramCap is responsible for monitoring compliance with this rating standard during the term of any repurchase agreement. A Fund will not enter into repurchase agreements with entities other than banks or broker/dealers or invest over 5% of its assets in repurchase agreements with maturities of more than seven days.

SHORT SALES

Each Fund may make limited short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The market value of the securities sold short will not exceed either 5% of a Fund's net assets or 5% of each issuer's voting securities. A Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

Short sales involve transactions in which a Fund sells a security it does not own in anticipation of a market price decline in that security. If the market price of the security goes up, a Fund could face unlimited liability.

Until a Fund buys the security it sold short, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements. Until a Fund buys the security it sold short, a Fund will segregate and maintain daily, cash or liquid securities, at such a level that (i) the amount segregated plus the amount deposited with the broker through when the sale was made as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

OPTIONS

Each Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. Such options can include long-term options with durations of up to three years. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the net assets of a Fund. A Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its net assets at the time of purchase.

An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security, index or currency (in the case of a call option) or to sell a specified security, index or currency (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. Each Fund may write a call or put option only if the option is "covered." This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if a Fund designates liquid assets with a value equal to the exercise price, or holds a put on the same underlying securities at an equal or greater exercise price. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.

Each Fund may invest in both conventional options which generally have a maximum life of nine months or less as well as longer term options which may be exercised for longer periods of up to two or three years. Premiums paid (or received) upon the purchase (or sale) of these long term options may be two to three times the price of a short-term option.

Each Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A Fund's purchase of a call option on a security, index or currency might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

A Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or
(vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

FUTURES

Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on commodities exchanges. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, or that delivery will occur.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. A Fund would be exposed to possible loss on the position during the interval because of inability to close, and would continue to be required to meet margin requirements until the position is closed, which could result in a decrease in the Fund's net asset value. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds may use options and futures as a hedging technique. Options and futures may fail as a hedging technique in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge and the loss from investing in futures transactions is theoretically potentially unlimited. Moreover, gains and losses on investments in options and futures depend on BramCap's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

CURRENCY TRANSACTIONS

When a Fund holds portfolio securities denominated in a foreign currency, the Fund may enter into forward foreign currency exchange contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and those foreign currencies. Each Fund has no specific limitation on the percentage of assets it may commit to forward foreign currency contracts, subject to its stated investment objective and policies, except that a Fund will not enter into such contracts if the amount of assets set aside to cover such contracts would impede portfolio management or a Fund's ability to meet redemption requests. Although forward foreign currency exchange contracts will be used to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

When a Fund enters into a forward foreign currency exchange contract, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Each Fund may also purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.

A forward foreign currency exchange contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Each Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a rating within the two highest rating categories assigned by S&P or Moody's or that are determined by the investment adviser to be of equivalent quality.

A Fund's dealings in currency transactions will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to cross hedging as described below.

A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present during the particular time that a Fund is engaging in proxy hedging.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

SEGREGATED ACCOUNTS

Futures contracts, options, options on futures contracts, foreign forward currency contracts and foreign currency contracts require a Fund to segregate or designate liquid assets as collateral with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated or designated with the custodian. The segregated or designated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate or designate them.

                                       15
11860412.2.BUSINESS 10/26/2005 3:18 PM

DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

The business and affairs of the Funds are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Funds is set forth below.


--------------------------- ------------ ------------ ---------------------------------------- ------------ ------------------------
                                                                                                NUMBER OF
                                           TERM OF                                             PORTFOLIOS
                                           OFFICE*                                               IN FUND
                                         AND LENGTH                                              COMPLEX
                            POSITION(S) OF TIME PRINCIPAL OVERSEEN
         NAME AND              WITH        SERVED                  OCCUPATION(S)               BY DIRECTOR    OTHER DIRECTORSHIPS
      DATE OF BIRTH           COMPANY                           DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------- ------------ ------------ ---------------------------------------- ------------ ------------------------
NON-INTERESTED DIRECTORS
--------------------------- ------------ ------------ ---------------------------------------- ------------ ------------------------
JAMES C. SARGENT            Director     Director     Counsel, Opton, Handler, Gottlieb,            2       Director, Austin's
745 Fifth Avenue                         since 1994.  Feiler & Katz (1995-2001) (law firm).                 International; Director,
New York, NY 10151                                                                                          Sedona Corporation.

Age: 89
--------------------------- ------------ ------------ ---------------------------------------- ------------ ------------------------
MARTHA R. SEGER, PH.D.      Director     Director     Lecturer and Consultant.                      2       Director, Massey Energy
745 Fifth Avenue                         since 1994.                                                        Company.
New York, NY 10151

Age: 73
--------------------------- ------------ ------------ ---------------------------------------- ------------ ------------------------
DARLENE T. DEREMER          Director     Director     Partner, Grail Partners LLP                   2       Director, AIG Strategic
745 Fifth Avenue                         since 2004   (2005-present); Managing Director,                    Hedge Fund; Trustee,
New York, NY 10151                                    Putnam Lovell NBF (2004-2005);                        Nicholas-Applegate Trust
                                                      Director, NewRiver's eBusiness Advisory               (9 portfolios).
Age:  49                                              Services (2000-2004).

--------------------------- ------------ ------------ ---------------------------------------- ------------ ------------------------
THEODORE J. COBURN          Director     Director     President, Coburn Group (1991-present);       2       Trustee, Nicholas-
745 Fifth Avenue                         since 2004   President, Potomac Asset Management                   Applegate Trust (9
New York, NY 10151                                    (2004-2005); Senior Vice President, The               portfolios), Intelecom
                                                      NASDAQ Stock Market, Inc. (2002-2003).                Solutions, Church Plaza,
Age:  52                                                                                                    Inc.; Trustee, Allianz
                                                                                                            Global Investment Funds:
                                                                                                            Multi-ManagerSeries.
--------------------------- ------------ ------------ ---------------------------------------- ------------ ------------------------
INTERESTED DIRECTOR
--------------------------- ------------ ------------ ---------------------------------------- ------------ ------------------------
ELIZABETH R. BRAMWELL**     Director,    Director,    President and Chief Executive Officer,        2                     N/A
745 Fifth Avenue            President    President    Bramwell Capital Management, Inc., the
New York, NY 10151          and Chief    and Chief    investment adviser of the Bramwell
                            Executive,   Executive,   Funds, Inc. (February 1994-present).
Age: 64                     Financial    Financial
                            and          and
                            Investment   Investment
                            Officer      Officer
                                         since 1994.
--------------------------- ------------ ------------ ---------------------------------------- ------------ ------------------------
OFFICER OF THE COMPANY
--------------------------- ------------ ------------ ---------------------------------------- ------------ ------------------------
DONALD G. ALLISON           Secretary,   Secretary    Executive Vice President, Bramwell           N/A                    N/A
745 Fifth Avenue            Treasurer    and          Capital Management, Inc. (September
New York, NY 10151          and Chief    Treasurer    2001-present); Managing Director,
                            Compliance   since        Global Arbitrage Asset Management, Inc.
Age: 55                     Officer      2002;        (1997-2001).
                                         Chief
                                         Compliance
                                         Officer
                                         since
                                         August
                                         2004.
--------------------------- ------------ ------------ ---------------------------------------- ------------ ------------------------

* Term of office is indefinite, until a successor is duly elected and qualified.

** Ms. Bramwell is an interested Director by reason of her service as an officer of Bramwell Capital Management, Inc. The Directors of the Funds who are officers or employees of the investment adviser receive no remuneration from the Funds. Each of the other Directors is paid an annual retainer of $3,000 per Fund and a fee of $500 for each meeting attended per Fund and is reimbursed for the expenses of attending meetings.

BOARD OF DIRECTORS

The overall management of the business and affairs of the Company is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Funds, and persons or companies furnishing services to it, including the Funds' agreements with their investment adviser, administrator, custodian and transfer agent. The management of each Fund's day-to-day operations is delegated to its officers, Bramcap and the Funds' administrator, subject always to the investment objective and policies of the Funds and to general supervision of the Board of Directors.

COMMITTEES OF THE BOARD OF DIRECTORS

The Board of Directors has two standing committees, an Audit Committee and a Nominating Committee. The Audit Committee is comprised of all the non-interested Directors of the Company, and its principal functions are to appoint the Funds' independent auditors, to review with the auditors the scope and anticipated costs of their audit and to receive and consider a report from the auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection. In the fiscal year ended June 30, 2005, the Audit Committee met once.

The Nominating Committee is comprised of all the non-interested Directors of the Company, and its principal function is to make nominations for independent director membership on the Board of Directors. The Nominating Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. In the fiscal year ended June 30, 2005, the Nominating Committee did not meet.

In addition, the Valuation Committee acts under the delegated authority of the Board of Directors and is comprised of Elizabeth R. Bramwell and two other members of BramCap's investment team. The Valuation Committee meets on an as-needed basis to establish the fair value of assets held by the Funds pursuant to valuation procedures adopted by the Board of Directors. Fair valuation determinations of the Valuation Committee are subject to prompt ratification by the Board of Directors. In the fiscal year ended June 30, 2005, the Valuation Committee did not meet.

FUND OWNERSHIP OF THE DIRECTORS

For the calendar year ended December 31, 2004, the dollar range of equity securities owned beneficially by each Director in the Funds and in any registered investment companies overseen by the Director within the same family of investment companies as the Company is as follows:


-------------------------------------- ------------------------------------------ -----------------------------------
          NAME OF DIRECTOR             DOLLAR RANGE OF EQUITY SECURITIES IN THE    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN BY
                                                                                   DIRECTOR IN FAMILY OF INVESTMENT
                                                         FUNDS                                COMPANIES
-------------------------------------- ------------------------------------------ -----------------------------------
NON-INTERESTED DIRECTORS
-------------------------------------- ------------------------------------------ -----------------------------------
   James C. Sargent                       over $100,000 (Growth Fund)                        over $100,000
                                          between $1 - $10,000 (Focus Fund)
-------------------------------------- ------------------------------------------ -----------------------------------
   Martha R. Seger, Ph.D.                                None                                    None
-------------------------------------- ------------------------------------------ -----------------------------------
   Darlene T. DeRemer                     between $10,001 - $50,000 (Growth Fund)       between $10,001 - $50,000
                                          between $10,001 - $50,000 (Focus Fund)
-------------------------------------- ------------------------------------------ -----------------------------------
   Theodore J. Coburn                                    None                                    None
-------------------------------------- ------------------------------------------ -----------------------------------
INTERESTED DIRECTORS
-------------------------------------- ------------------------------------------ -----------------------------------
   Elizabeth R. Bramwell                  over $100,000 (Growth Fund)                        over $100,000
                                          over $100,000 (Focus Fund)
-------------------------------------- ------------------------------------------ -----------------------------------


For the calendar year ended December 31, 2004, each Director who is not an "interested person" of the Company, and his immediate family members, beneficially or of record owned securities in (1) an investment adviser or principal underwriter of the Company, or (2) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with and investment adviser or principal underwriter of the Company as follows:


------------------------------- --------------------- ------------- -------------- ----------------- ----------------
       NAME OF DIRECTOR          NAME OF OWNERS AND     COMPANY
                                  RELATIONSHIP TO                     TITLE OF         VALUE OF        PERCENT OF
                                      DIRECTOR                          CLASS         SECURITIES          CLASS
------------------------------- --------------------- ------------- -------------- ----------------- ----------------
James C. Sargent                        N/A               N/A            N/A             N/A               N/A
------------------------------- --------------------- ------------- -------------- ----------------- ----------------
Martha R. Seger, Ph.D.                  N/A               N/A            N/A             N/A               N/A
------------------------------- --------------------- ------------- -------------- ----------------- ----------------
Darlene T. DeRemer                      N/A               N/A            N/A             N/A               N/A
------------------------------- --------------------- ------------- -------------- ----------------- ----------------
Theodore J. Coburn                      N/A               N/A            N/A             N/A               N/A
------------------------------- --------------------- ------------- -------------- ----------------- ----------------

COMPENSATION OF DIRECTORS

The following table sets forth information regarding compensation of the Directors by the Funds for the fiscal year ended June 30, 2005. Officers of the Funds and Directors who are interested persons of the Funds do not receive any compensation from the Funds. Neither Fund provides compensation in the form of pension or retirement benefits to any of its Directors.

                               COMPENSATION TABLE
                        (FISCAL YEAR ENDED JUNE 30, 2005)


                                                          PENSION OR                              TOTAL COMPENSATION
                                                          RETIREMENT                                FROM THE FUNDS
                                     AGGREGATE             BENEFITS             ESTIMATED              AND FUND
                                COMPENSATION FROM     ACCRUED AS PART OF     ANNUAL BENEFITS        COMPLEX PAID*
       NAME OF DIRECTOR              THE FUNDS          FUND EXPENSES        UPON RETIREMENT         TO DIRECTORS
       ----------------              ---------          -------------        ---------------         ------------


Elizabeth R. Bramwell                   $0                   None                  N/A                    $0
George F. Keane**                   $11,000.00               None                  N/A                $11,000.00
James C. Sargent                    $10,000.00               None                  N/A                $10,000.00
Martha R. Seger                     $11,000.00               None                  N/A                $11,000.00
Theodore J. Coburn                   $5,836.06               None                  N/A                $5,836.06
Darlene T. DeRemer                   $4,836.06               None                  N/A                $4,836.06
Charles L. Booth, Jr.***             $8,019.18               None                  N/A                $8,019.18


--------------------------
* The Funds are not part of any fund complex because they are not related to any registered investment company and their investment adviser does not act as investment adviser to any other registered investment company (although it does act as subadviser with respect to the assets of such a company); accordingly, the compensation reported in column
         (5) includes only compensation paid by the Funds.
**       George F. Keane retired as a Director of the Company on August 9, 2005.
***      Charles L. Booth, Jr. retired as a Director of the Company on
         August 10, 2004.

As of September 30, 2005, the Officers and Directors of the Funds owned 1.88% of the outstanding shares of capital stock of the Bramwell Growth Fund and 10.85% of the outstanding shares of capital stock of the Bramwell Focus Fund.

As of September 30, 2005, Elizabeth R. Bramwell owned (including shares beneficially owned) 10.25% of the outstanding shares of capital stock of the Bramwell Focus Fund. The Funds' shares are sold through broker-dealer intermediaries that establish single, omnibus accounts with the Funds' transfer agent. As a result of this arrangement, Charles Schwab & Co., Inc. and National Financial Services, Corp. each technically own in excess of 5.0% of the Growth Fund's outstanding shares. Charles Schwab & Co., Inc. and Pershing LLC technically own in excess of 5.0% of the Focus Fund's outstanding shares. The beneficial owners of these shares, however, are the individual investors who maintain accounts with these broker-dealer intermediaries.

INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

Bramwell Capital Management, Inc., located at 745 Fifth Avenue, New York, NY 10151, serves as the Funds' investment adviser pursuant to an Investment Advisory Agreement with each Fund. Under the terms of the agreements, BramCap supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board of Directors of the Funds may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund's investment portfolio. BramCap, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Funds and maintaining each Fund's organization, and will pay the salaries and fees of all officers and directors of each Fund (except the fees paid to non-interested directors).

In addition to the Funds, BramCap is the adviser to individual and institutional accounts. Elizabeth R. Bramwell, CFA, who is the founder, sole shareholder and Chief Executive Officer of BramCap, as well as President and Chief Investment Officer of the Bramwell Funds, Inc., manages the investment program of each Fund and is primarily responsible for the day-to-day management of each Fund's portfolio.

For the advisory services provided and expenses assumed by it, the Funds pay BramCap a fee at an annual rate of 1.00% of each Fund's average daily net assets, payable at the monthly rate of 1/12 of 1% on the first business day of each calendar month. For the fiscal years ended June 30, 2005, 2004 and 2003, the Bramwell Growth Fund paid BramCap investment advisory fees of $1,936,855, $2,367,457 and $1,964,270, respectively.

For the fiscal year ended June 30, 2004, the Bramwell Focus Fund paid BramCap investment advisory fees of $19,735. During this period, BramCap earned investment advisory fees of $113,287 pursuant to its investment advisory agreement with the Fund, but voluntarily waived $93,552 of its fee in order to limit the Fund's expenses to an annual rate of 1.75% of its average net assets during the period.

For the fiscal year ended June 30, 2005 and 2003, the Bramwell Focus Fund paid no investment advisory fees to BramCap. During this period, BramCap earned investment advisory fees of $91,903 and $71,308 pursuant to its investment advisory agreement with the Fund, but voluntarily waived its entire fee and provided additional subsidization to the Fund in order to limit the Fund's expenses to an annual rate of 1.75% of its average net assets during that period.

BramCap has contractually agreed to limit the total expenses of the Funds (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.75% of the average net assets for the Growth Fund through December 31, 2005 and for the Focus Fund through December 31, 2006, after which the expense limitations may be terminated or revised at any time.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

As of September 30, 2005, Elizabeth R. Bramwell, on behalf of the Adviser, acted as co-portfolio manager for one other mutual fund with assets of $104 million. This mutual fund does not pay the adviser a performance fee. Ms. Bramwell also managed five other portfolios totaling $32 million for which there were no performance fees payable to the Adviser. All accounts have similar investment objectives and style. Neither Ms. Bramwell nor any other employee of the Adviser is compensated on the basis of the performance of the Funds. Like all employees of the Adviser, she receives a base salary and variable SEP-IRA contribution. Variable incentive compensation based on the performance of the overall firm and on the contribution of the individual is also awarded. Ms. Bramwell may also receive residual compensation by virtue of sole ownership of the Adviser.

As of September 30, 2005, Elizabeth R. Bramwell owned over $1 million of the Bramwell Growth Fund and $500,000 of the Bramwell Focus Fund.

OTHER SERVICES
--------------------------------------------------------------------------------

Each Fund has entered into an Administration and Fund Accounting Agreement with UMB Fund Services, Inc. ("UMBFS"), 803 W. Michigan Street, Milwaukee, Wisconsin, 53233-2301. Under the terms of the agreements, UMBFS prepares and files all federal income tax and excise tax returns and state income tax returns (other than those required to be made by the Bramwell Funds' custodian or transfer agent), oversees the Funds' insurance relationships, reviews drafts of the Funds' registration and proxy statements, prepares securities registration compliance filings pursuant to state securities laws, compiles data for and prepares required notices and reports to the Securities and Exchange Commission, prepares financial statements for annual and semi-annual reports to investors, monitors compliance with the Funds' investment policies and restrictions, performs securities valuation, calculates daily net asset values of the Funds, maintains all general ledger accounts and related subledgers, prepares and monitors the Funds' expense accruals and causes all appropriate expenses to be paid from fund assets, monitors the Funds' status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, maintains and/or coordinates with the other service providers the maintenance of the accounts, books and other documents required pursuant to Rule 31a-1 under the 1940 Act and generally assists in each Fund's administrative operations. UMBFS, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the agreements. For the foregoing, UMBFS receives from the Funds a fee, computed daily and payable monthly, based on the average net assets of each Fund at the annual rate of 0.150 of 1% on the first $50 million of average net assets per Fund, and decreasing as the net assets of each Fund reach certain levels, subject to an annual minimum fee of $60,000 per Fund, per year, plus out-of-pocket expenses. For the fiscal years ended June 30, 2005, 2004 and 2003, the Bramwell Growth Fund paid UMBFS fees of $207,766, $230,873 and $209,800, respectively. For the fiscal years ended June 30, 2005, 2004 and 2003, the Bramwell Focus Fund paid UMBFS fees of $60,000 each year.

The Funds pay all of their own expenses, including, without limitation, the cost of preparing and printing their registration statements required under the Securities Act of 1933 and the 1940 Act and any amendments thereto, the expense of registering their shares with the Securities and Exchange Commission and in the various states, advisory and administration fees, costs of organization and maintenance of corporate existence, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, costs of meetings of shareholders, fees paid to directors who are not interested persons of the Investment Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Funds' assets, charges of securities pricing services, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin, 53202, is the Funds' Transfer and Dividend Disbursing Agent.

U.S. Bank Trust Services, N.A., 777 East Wisconsin Avenue, Eleventh Floor, Milwaukee, Wisconsin, 53202, is the Funds' Custodian. The Custodian is responsible for the safekeeping of a Fund's assets and the appointment of any subcustodian banks and clearing agencies.

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, is the Funds' Independent Registered Public Accounting Firm. PricewaterhouseCoopers audits financial statements for each Fund and provides other audit, tax and related services.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

Each Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Board of Directors believes that the adoption of such plans may stimulate new sales of each Fund's shares, causing growth in the size of each Fund and potentially leading to economies of scale and lower expense ratios for both current and new shareholders. Each Plan authorizes payments by a Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, or up to 0.25% of the Fund's average daily net assets.

Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of Financial Service Agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials to prospective investors. To the extent any activity is one which a Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

For the fiscal years ended June 30, 2005 and 2004, the distribution expenses related to the Funds were $11,920 and $28,202, respectively, for Fund literature and materials, $29,318 and $10,673, respectively, for advertising, $472,204 and $529,644, respectively, for broker fees, $12,798 and $11,457, respectively, for Fund reports and materials for current shareholders and administration of current accounts, and $38,365 and $75,686, respectively, for conferences and seminars, for a total of $655,662. During the fiscal year ended June 30, 2005, the Bramwell Growth Fund and the Bramwell Focus Fund paid $484,221 and $22,976, respectively, of the total $564,605 in distribution expenses as reimbursement for these costs under the Plan, with the balance being paid by BramCap. During the fiscal year ended June 30, 2004, the Bramwell Growth Fund and the Bramwell Focus Fund paid $591,864 and $28,322, respectively, of the total $655,662 in distribution expenses as reimbursement for these costs under the Plan, with the balance being paid by BramCap. Distribution expenses that are shared by both Funds are generally allocated between the Funds based upon relative net asset size.

Administration of each Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Directors receive and review at least quarterly reports concerning the nature and qualification of expenses which are incurred, that the Board of Directors approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Directors concludes at least annually that continuation of the Plan is likely to benefit shareholders.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

Subject to the supervision of the Directors, decisions to buy and sell securities for each Fund and negotiation of its brokerage commission rates are made by the investment adviser. Transactions on United States stock exchanges involve the payment by a Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, a Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each particular transaction, the investment adviser takes the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of a Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to a Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. For example, the investment adviser will consider the research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund or the investment adviser's other clients. Such research and investment services include statistical and economic data and research reports on particular companies and industries as well as research software. Subject to such policies and procedures as the Directors may determine, the investment adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused a Fund to pay a broker that provides research services to the investment adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount another broker would have charged for effecting that transaction, if the investment adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the investment adviser's ongoing responsibilities with respect to a Fund.

Research and investment information is provided by these and other brokers at no cost to the investment adviser and is available for the benefit of other accounts advised by the investment adviser and its affiliates, and not all of the information will be used in connection with a Fund. While this information may be useful in varying degrees and may tend to reduce the investment adviser's expenses, it is not possible to estimate its value and in the opinion of the investment adviser it does not reduce the investment adviser's expenses in a determinable amount. The extent to which the investment adviser makes use of statistical, research and other services furnished by brokers is considered by the investment adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The investment adviser does so in accordance with its judgment of the best interests of a Fund and its shareholders.

For the Bramwell Growth Fund's fiscal years ended June 30, 2005, 2004 and 2003, the Fund paid a total of $438,418, $405,390 and $419,792, respectively, in brokerage commissions. Of such amount for the fiscal year ended June 30, 2005, $67,773 in brokerage commissions with respect to portfolio transactions aggregating $46,763,956 was placed with brokers or dealers who provide research and investment information.

For the Bramwell Focus Fund's fiscal years ended June 30, 2005, 2004 and 2003, the Fund paid a total of $53,823, $59,760 and $35,976, respectively, in brokerage commissions. Of such amount for the fiscal year ended June 30, 2005, $4,415 in brokerage commissions with respect to portfolio transactions aggregating $3,432,218 was placed with brokers or dealers who provide research and investment information.

PORTFOLIO HOLDING INFORMATION
--------------------------------------------------------------------------------

The Funds may provide information regarding its portfolio holdings to its service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants and attorneys. Neither the Fund nor any service provider to the Funds may disclose material non-public information about the Fund's portfolio holdings, trading strategies implemented or to be implemented in the Fund's portfolio or about pending transactions in any of the Fund's portfolio to other third parties, except that information about portfolio holdings may be made to such third parties following its public dissemination or, prior to its public dissemination, when the Fund has a legitimate purpose for doing so and the recipient is subject to an appropriate confidentiality agreement. The Fund's portfolio holdings are considered publicly available when the quarterly Form 13Fs are filed by BramCap with the SEC which must be filed within 45 days after the end of each calendar year and each of the first three calendar quarters of each calendar year.

CODE OF ETHICS
--------------------------------------------------------------------------------

The Funds and BramCap have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is designed to eliminate conflicts of interest between the Funds, BramCap and their personnel. The code permits such personnel to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICY
--------------------------------------------------------------------------------

The Board of Directors have adopted a proxy voting policy pursuant to which the Directors have delegated proxy voting responsibility to the Funds' investment adviser, BramCap. BramCap will seek to assure that Fund proxies received are voted in the Funds' best interest. BramCap categorizes proxies received into the following four categories and votes the proxies pursuant to the guidelines described below: (1) routine proposals; (2) non-routine proposals; (3) corporate governance proposals; and (4) shareholder proposals.

"Routine proposals" are those that do not change the structure of the corporation to the detriment of shareholders (i.e., approval of auditors, election of directors and name changes). Given the routine nature of these proposals, they are nearly always voted with management. "Non-routine proposals" are those that are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of a shareholder's investment (i.e., mergers and acquisitions, restructuring, changes in capitalization, changes in the number of directors, increase in stock, and stock option plans). Such proposals are voted on a case-by-case basis and based on the financial interest of the Funds. "Corporate governance proposals" are those that have the effect of restricting the ability of shareholders to realize the full potential of long-term value of their investments (i.e., poison pills, golden parachutes, greenmail and supermajority voting). These proposals are generally voted against. "Shareholder proposals" are those initiated by shareholders and usually include issues of corporate governance and other non-routine matters (i.e., election of directors, anti-poison pill, anti-greenmail, voting rights and reports on various topics). Such proposals are voted on a case-by-case basis and based on the financial interest of the Funds. All other proposals not covered by these guidelines will be voted on a case-by-case basis.

In the event a material conflict of interest arises between the Funds' shareholders and BramCap (or any affiliate), BramCap will disclose the conflict to the Independent Directors in writing and obtain their consent before voting. To mitigate material conflicts of interest, BramCap will not own shares of a company with whom it has an adviser-client relationship (though BramCap may own shares of a Fund).

A description of the Company's proxy voting policy is available by calling the Company at 1-800-BRAMCAP and on the Securities and Exchange Commission's website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities held during the year July 1, 2004 through June 30, 2005 is available without charge, upon request, by calling the Company at 1-800-BRAMCAP and on the Securities and Exchange Commission's website at http://www.sec.gov.

TAX STATUS
--------------------------------------------------------------------------------

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, a Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain publicly traded partnerships, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies) or in certain publicly traded partnerships.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, the Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

TAXATION OF OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

Any regulated futures contracts, any foreign currency contracts, and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

The transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

Recently enacted rules will affect the timing and character of gain if a Fund engages in certain transactions that reduce or eliminate the Fund's risk of loss with respect to appreciated financial positions, including stock and securities. For example, if a Fund enters into a short sale of property while holding property substantially identical to that sold short, the entry into the contract will generally constitute a constructive sale and the Fund will recognize gain (but not loss) as if the property it held had been sold. The character of gain from a constructive sale will depend upon a Fund's holding period in the property. If a short sale results in loss, the loss will be recognized at the time of the closing of the short sale, and its character may be affected by the straddle rules described above.

PASSIVE FOREIGN INVESTMENT COMPANIES

Each Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market a Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

DISTRIBUTIONS

Distributions of investment company taxable income (including distributions of any net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund to its U.S. shareholders as capital gains distributions, whether paid in cash or in shares, is taxable to the shareholders as long-term capital gain, regardless of the length of time a shareholder has held his or her Fund stock, and is not eligible for the dividends received deduction.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. A portion of each Fund's distributions from its investment income may also qualify for the dividends received deduction available to corporations (the corporate shareholder would need to have at least a 46-day holding period with respect to any such qualifying distribution). Because many companies in which the Funds invests do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends and/or the corporate dividends received deduction.

Shareholders will be notified annually as to the U.S. federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

Upon a redemption, sale or exchange of his or her shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder held shares for six months or less and during that period received a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

BACKUP WITHHOLDING

Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of Fund shares will be subject to withholding of federal income tax at a rate of 28% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

OTHER TAXATION

Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax law (e.g., banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

NET ASSET VALUE
--------------------------------------------------------------------------------

Shares are purchased at their net asset value per share. Each Fund calculates its net asset value (NAV) per share as follows:

NAV per share = [(Value of Fund Assets) - (Fund Liabilities)] / Number of Outstanding Shares

Net asset value is determined at the end of trading hours (typically 4:00 p.m. Eastern Time), on days that the NYSE is open for trading.

A security listed or traded on a recognized stock exchange is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported at that time, the most current bid price will be used. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last trade price if it falls within the concurrent best bid and asked prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If no NOCP is reported on any given day, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Where quotations are not readily available, a Fund's investments are valued at fair value as determined by management and approved in good faith by the Directors. Debt securities which will mature in more than 60 days and equity securities are valued at prices furnished by a pricing service approved by the Directors subject to review and determination of the appropriate price by BramCap, whenever a furnished price is significantly different from the previous day's furnished price. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities, as well as U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Funds are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management and approved in good faith by the Directors.

For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars furnished by a pricing service approved by the Directors.

Each Fund's net asset value per share will be calculated separately from the per share net asset value of any other fund of the Company. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular series. Each Fund will be charged with the direct liabilities of that Fund and with a share of the general liabilities of the Funds. Subject to the provisions of the Company's Charter, determinations by the Directors as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular Fund are conclusive.

CAPITAL STRUCTURE
--------------------------------------------------------------------------------

DESCRIPTION OF SHARES

The Company's Charter authorizes the Board of Directors to issue up to 500 million shares of common stock, par value $.0001 per share. Two hundred million shares of the Company's authorized common stock have been allocated to each of the Bramwell Growth Fund and the Bramwell Focus Fund. The shares of each Fund have equal voting, dividend, distribution and liquidation rights, have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, each Fund's shares will be fully paid and non-assessable.

Shareholders of each Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or the Maryland General Corporation Law.

There will normally be no meetings of the shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Company, shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund affected by the matter. A fund is affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to particular funds.

Notwithstanding any provision of the Maryland General Corporation Law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Company outstanding (or of a class or series of the Company, as applicable) will be effective, except to the extent otherwise required by the 1940 Act and rules thereunder. In addition, the Charter provides that, to the extent consistent with the General Corporation Law of Maryland and other applicable law, the Company's By-Laws may provide for authorization to be given by the affirmative vote of the holders of less than a majority of the total number of shares of the Company outstanding (or of a class or series).

FURTHER INFORMATION ABOUT REDEMPTION OF SHARES
--------------------------------------------------------------------------------

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by each Fund, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend or holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by a Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; and (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

The value of shares of a Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of a Fund, the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for a Fund to pay for redemptions in cash. In such cases the Board, taking into account BramCap's advice, may authorize payment to be made in portfolio securities of a Fund that are liquid. However, the Funds have obligated themselves under the

1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs on their sales.

EXPERTS
--------------------------------------------------------------------------------

The Financial Statements of the Funds as of June 30, 2005, incorporated by reference into this Statement of Additional Information, have been so incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Funds' financial statements and notes thereto appearing in the June 30, 2005 Annual Report to Shareholders and the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, appearing therein, are incorporated by reference in this Statement of Additional Information. The Funds will furnish, without charge, a copy of such Annual Report to Shareholders on request. Requests should be made by calling 1-800-BRAMCAP or writing to UMB Fund Services, Inc., 803 W. Michigan Street, Milwaukee, Wisconsin 53233.

                                                                        APPENDIX

RATINGS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Funds' investment adviser believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. and Standard & Poor's Corporation.

MOODY'S INVESTORS SERVICE, INC.  RATINGS

AAA--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

AA--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

STANDARD & POOR'S CORPORATION RATING

AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                            Part C: Other Information
ITEM 23.     EXHIBITS

 (a)(1)     Articles of Incorporation(1)
    (2)     Articles Supplementary(3)
 (b)        By-Laws(1)
 (c)        Not Applicable
 (d)(1) Investment Advisory Agreement between Registrant and Bramwell Capital Management, Inc. with respect to the Bramwell Growth Fund(1)
  (2) Investment Advisory Agreement between Registrant and Bramwell Capital Management, Inc. with respect to the Bramwell Focus Fund(3)
  (3) Expense Waiver Agreement, dated September 25, 2000, between Registrant and Bramwell Capital Management, Inc. with respect to the Bramwell Focus Fund(4)
  (4) Expense Waiver Agreement, dated October 23, 2000, between Registrant and Bramwell Capital Management, Inc. with respect to the Bramwell Growth Fund(4)
  (5) Expense Waiver Agreement, dated October 30, 2001, between Registrant and Bramwell Capital Management, Inc. with respect to the Bramwell Focus Fund(5).
  (6) Expense Waiver Agreement, dated October 30, 2001, between Registrant and Bramwell Capital Management, Inc. with respect to the Bramwell Growth Fund(5).
  (7) Expense Waiver Agreement, dated October 24, 2002, between Registrant and Bramwell
            Capital Management, Inc. with respect to the Bramwell Focus Fund.(6)
  (8) Expense Waiver Agreement, dated October 24, 2002, between Registrant and Bramwell Capital Management, Inc. with respect to the Bramwell Growth Fund.(6)
  (9) Expense Waiver Agreement, dated July 22, 2003, between Registrant and Bramwell Capital Management, Inc. with respect to the Bramwell Growth Fund and the Bramwell Focus Fund.(7)
 (10) Expense Waiver Agreement, dated October 25, 2005, between Registrant and Bramwell Capital Management, Inc.
            with respect to the Bramwell Focus Fund. Filed herewith.
 (e)        Not Applicable
 (f)        Not Applicable
 (g)(1)     Custodian Agreement(1)
    (2)     Addendum to Custodian Agreement(2)


 (h)(1)     Form of Administrative and Fund Accounting Agreement(3)
    (2)     Form of Transfer Agent Agreement(3)
    (3)     Form of Amendment to the Transfer Agency Agreement(7)
 (i)(1)     Opinion and Consent of Dechert Price & Rhoads with respect to the

            Growth Fund(1)
    (2) Opinion and Consent of Dechert Price & Rhoads with respect to the Bramwell Focus Fund(3)
    (3) Opinion and Consent of Dechert with respect to the Bramwell Growth Fund and Bramwell Focus Fund(4)
    (4) Opinion and Consent of Dechert with respect to the Bramwell Growth Fund and Bramwell Focus Fund(5)
    (5) Opinion and Consent of Dechert with respect to the Bramwell Growth Fund and Bramwell Focus Fund.(6)
    (6) Opinion and Consent of Dechert LLP with respect to the Bramwell Growth Fund and Bramwell Focus Fund(7)
    (7) Opinion and Consent of Dechert LLP with respect to the Bramwell Growth Fund and Bramwell Focus Fund(8)
    (8) Opinion and Consent of Dechert LLP with respect to the Bramwell Growth Fund and Bramwell Focus Fund. Filed herewith.
 (j)        Consent of Independent Accountants.  Filed herewith.
 (k)        Not Applicable
 (l)(1)     Investment Representation Letters of the Bramwell Growth Fund(1)
    (2)     Investment Representation Letters of the Bramwell Focus Fund(3)
 (m)(1)     Service and Distribution Plan with respect to the Bramwell Growth
            Fund(1)
    (2)     Service and Distribution Plan with respect to the Bramwell Focus
            Fund(3)
    (3)     Form of Servicing and Distribution Agreement(5)
            (n)    Not Applicable
            (o)    Not Applicable
         (p)(1) Code of Ethics of the Bramwell Funds, Inc. and Bramwell Capital Management, Inc.(4)
           (q)     Certified Resolution pursuant to Rule 483(b)(3)
         (r)(1)    Powers of Attorney(1)
           (2)     Power of Attorney of Madame Seger(3)
           (3)     Powers of Attorney(5)
           (4)     Powers of Attorney(8)

----------------
(1) Filed electronically with Registrant's Post-Effective Amendment No. 5 on October 30, 1997 Accession Number 0000894579-97-000175)
(2) Filed electronically with Registrant's Post-Effective Amendment No. 7 on August 13, 1999 Accession Number 0000894579-99-000159)


(3) Filed electronically with Registrant's Post-Effective Amendment No. 8 on October 27, 1999 (Accession Number 0000894579-99-000208)
(4) Filed electronically with Registrant's Post-Effective Amendment No. 9 on October 31, 2000 (Accession Number 0000894579-00-000104)
(5) Filed electronically with Registrant's Post-Effective Amendment No. 10 on October 31, 2001 (Accession Number 0000894579-01-500119)
(6) Filed electronically with Registrant's Post-Effective Amendment No. 11 on October 29, 2002 (Accession Number 000089457-02-000116)
(7) Filed electronically with Registrant's Post-Effective Amendment No. 14 on November 3, 2003 (Accession Number 0001068590-03-000127)
(8) Filed electronically with Registrant's Post-Effective Amendment No. 15 on October 29, 2004 (Accession Number 0000894579-04-000160)

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

          Not Applicable

ITEM 25.  INDEMNIFICATION

          The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporation and Associations Article of the General Corporation Law of the State of Maryland (Maryland Law) controlling the indemnification of directors and officers. Since the Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the Indemnification provisions of Section 721-726 of the New York Business Corporation Law.

          The general effect of these statutes is to protect directors, officers, employees and agents of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification from liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the indemnified person acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The Articles of Incorporation of the Registrant make the indemnification if its directors, officers, employees and agents mandatory subject only to the conditions and limitations imposed by the applicable provisions of the Maryland Law and by the provisions of Section 17(h) of the Investment Company Act of 1940 (the 1940 Act) as interpreted and required to be implemented by SEC. Release No. IC-11330 of September 4, 1980.

          In referring in its Articles of Incorporation to, and making indemnification of directors subject to the conditions and limitations of, both the applicable provisions of the Maryland Law and Section 17(h) of the 1940 Act, the Registrant intends that conditions and limitations on the extent of the indemnification of directors and officers imposed by the provisions of either the Maryland Law or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its Articles of Incorporation to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its Articles of Incorporation to use reasonable and fair means in determining whether indemnification of a director or officer should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (indemnitee) was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office (disabling conduct) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940
          Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorney's fees or other expenses incurred by a director or officer in his or her defense only if (in addition to his or her undertaking to repay the advance if he or she is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his or her undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. In addition, the Registrant will maintain a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for claims made by reason of any acts, errors or omissions committed in their capacity as directors or officers. The policy will contain certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the 1933 Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

 ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          The descriptions of the Investment Adviser under the caption "Management of the Funds" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          Bramwell Capital  Management,  Inc. also acts as investment adviser to
          entities  and   individuals   which  are  not  registered   investment
          companies.

ITEM 27.  PRINCIPAL UNDERWRITERS
          Not Applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books or other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act and the rules promulgated thereunder are in the possession of Registrant, at the Registrant's offices located at 745 Fifth Avenue, New York, New York, 10151, except (1) records held and maintained by U.S. Bancorp, N.A., 777 East Wisconsin Avenue, 11th Floor, Milwaukee, Wisconsin, 53201, relating to its functions as custodian, (2) records held and maintained by UMB Fund Services, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin, 53202, relating to its functions as administrator, and (3) records held and maintained by U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin, 53202, relating to its functions as transfer agent.

ITEM 29.  MANAGEMENT SERVICES
          Not Applicable

ITEM 30.  UNDERTAKINGS
          Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 31st day of October, 2005.

                           THE BRAMWELL FUNDS, INC.
                           By:/s/Elizabeth R. Bramwell*
                           -----------------------------------------------
                           Elizabeth R. Bramwell
                           President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signatures                    Title                                   Date
----------                    -----                                   ----

/s/Elizabeth R. Bramwell*     Director and President (principal     10/31/05
-------------------------     executive, financial and
Elizabeth R. Bramwell         accounting officer)
                    *         Director                              10/31/05
/s/Theodore J. Coburn
-------------------------
Theodore J. Coburn
                    *         Director                              10/31/05
/s/Darlene T. DeRemer
-------------------------
Darlene T. DeRemer
                    *         Director                              10/31/05
/s/James C. Sargent
-------------------------
James C. Sargent
                    *         Director                              10/31/05
/s/Martha R. Seger
-------------------------
Martha R. Seger

* By:     /s/ Margaret A. Bancroft
          ------------------------
          Margaret A. Bancroft
          as Attorney-in-Fact

                                  EXHIBIT INDEX

2(d)(10) Expense Waiver Agreement, dated October 25, 2005, between Registrant and Bramwell Capital Management, Inc. with respect to the Bramwell Focus Fund.

2(i)(8) Opinion and Consent of Dechert LLP

2(j) Consent of Independent Registered Public Accounting Firm

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